Document and Entity Information	Nov. 04, 2022
Prospectus:
Document Type	497
Document Period End Date	Nov. 04, 2022
Entity Registrant Name	SEI DAILY INCOME TRUST /MA/
Entity Central Index Key	0000701939
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 04, 2022
Document Effective Date	Nov. 04, 2022
Prospectus Date	May 31, 2022
SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SEOXX